Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	322,979,556	322,979,556
Common stock, shares outstanding	322,979,556	322,979,556